Leases	12 Months Ended
Dec. 31, 2019
Presentation Of Leases For Lessee [Abstract]
Leases

14. Leases

The Company has lease contracts solely for office space with lease terms of between two and five years. Generally, the Company is restricted from assigning and subleasing the leased assets. There are a number of lease contracts that include extension and termination options and variable lease payments, which are further discussed below.

Refer to Note 9 for the carrying amounts of right of use assets recognized and the movements during the period.

The carrying amounts of lease liabilities and the movements during the period are as follows:

2019
(in thousands)
£
Initial recognition at January 1, 2019	434
Additions	548
Re-measurement of liability	2
Accretion of interest	21
Payments	(197)
Effect of foreign currency exchange differences	(2)
At December 31, 2019	806

Classified as:
Current	268
Non-current	538
806

The maturity analysis of lease liabilities are as follows:

2019
(in thousands)
£
Contractual undiscounted payments
Not later than 1 year	293
Later than 1 year and not later than 3 years	400
Later than 3 years and not later than 5 years	167
Total contractual undiscounted payments	860
Less: effect of discounting	(54)
Discounted lease liabilities	806

The following are the amounts recognized in the statements of operations with respect to lease contracts:

	2019	2018	2017
	(in thousands)
	£	£	£
Depreciation expense of right of use assets under IFRS 16	193	—	—
Interest expense on lease liabilities (included in administrative expenses) under IFRS 16	21	—	—
Operating lease expense under IAS 17	—	150	182
Total amount recognized in statements of operations	214	150	182

14. Leases (continued)

The Company had total net cash outflows for leases of £0.2 million in 2019. The Company also had non-cash additions to right of use assets and lease liabilities of £0.5 million in 2019.

The Company has one lease contract with variable payments where the lease costs after the first year of the lease are increased based upon a consumer price index. The lease liability for this lease was re-measured at December 31, 2019. All other lease contracts have fixed payments.

The Company has a number of lease contracts that include extension and termination options. These options are negotiated by management to provide flexibility in managing the leased-asset portfolio and align it with the Company’s business needs. None of the termination options are expected to be exercised. All of the extension options require a market rental review and the lease cost for the extension period will typically be set at the higher of either the current lease cost or the open market lease cost.

Based upon the current lease cost, the undiscounted future rental payments of potential extension options that are not included in the lease liability are as follows:

2019
(in thousands)
£
Extension options not expected to be exercised
Not later than 5 years	351
Later than 5 years	627
Total	978